LEASES - Components of rental expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
LEASES
Short-term rental expense	¥ 35,707	¥ 114,723	¥ 93,548
Operating lease expense excluding short-term rental expense	¥ 250,043	¥ 170,022	¥ 218,314